Goodwill and Other Intangible Assets Schedule of Goodwill by Segment (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Nov. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill related to Cooper acquistion	$ 8,305	$ 8,504
Goodwill	14,211		5,537	5,454
Electrical Products [Member]
Goodwill [Line Items]
Goodwill	5,874		1,870
Electrical Systems and Services [Member]
Goodwill [Line Items]
Goodwill	5,531		1,154
Hydraulics [Member]
Goodwill [Line Items]
Goodwill	1,404		1,116
Aerospace [Member]
Goodwill [Line Items]
Goodwill	1,045		1,040
Vehicle [Member]
Goodwill [Line Items]
Goodwill	$ 357		$ 357